Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Condensed consolidated statement of comprehensive income
Profit for the period		£ 2,420	£ 2,015
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes	[1]	(64)	(517)
Changes in fair value of credit in financial liabilities designated at FVTPL		(4)	91
FVOCI financial assets		30	3
Tax		7	123
Total - Items that do not qualify for reclassification		(31)	(300)
Items that do qualify for reclassification
FVOCI financial assets		53	(458)
Cash flow hedges	[1]	(734)	(1,557)
Currency translation		(469)	185
Tax		127	566
Total - Items that do qualify for reclassification		(1,023)	(1,264)
Other comprehensive losses after tax		(1,054)	(1,564)
Total comprehensive income for the period		1,366	451
Attributable to:
Ordinary shareholders		1,245	327
Paid-in equity holders		121	121
Non-controlling interests			3
Total comprehensive income for the period		£ 1,366	£ 451

[1]	The unrealised losses on cash flow hedge reserves are mainly driven by deferral of losses on GBP net received fixed swaps as interest rates have increased.